Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Shareholders' Equity

13. Shareholders’ Equity

The number of shares outstanding as of December 31, 2013 was 94,396,500.

DIVIDENDS	2013	2012	2011
Cash dividend paid per share	$2.00	$1.89	$1.73
Cash dividend declared per share	$2.02	$1.94	$1.78

OTHER COMPREHENSIVE INCOME (LOSS) / ENDING BALANCE1)	2013	2012	2011
Cumulative translation adjustments	$49.4	$67.2	$38.4
Net pension liability	(48.9)	(107.7)	(80.7)

Total (ending balance)	$0.5	$(40.5)	$(42.3)

Deferred taxes on the pension liability	$21.4	$59.7	$45.5

1)	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.

EQUITY AND EQUITY UNITS OFFERING

On March 30, 2009, the Company sold, in an underwritten registered public offering, approximately 14.7 million common shares from treasury stock and 6.6 million equity units (the Equity Units), listed on the NYSE as Corporate Units, for an aggregate stated amount and public offering price of $235 million and $165 million, respectively. “Equity Units” is a term that describes a security that is either a Corporate Unit or a Treasury Unit, depending upon what type of note is used by the holder to secure the forward purchase contract (either a Note or a Treasury Security, as described below). The Equity Units initially consisted of a Corporate Unit which is (i) a forward purchase contract obligating the holder to purchase from the Company for a price in cash of $25, on the purchase contract settlement date of April 30, 2012, subject to early settlement in accordance with the terms of the Purchase Contract and Pledge Agreement, a certain number (at the Settlement Rate outlined in the Purchase Contract and Pledge Agreement) of shares of Common Stock; and (ii) a 1/40, or 2.5%, undivided beneficial ownership interest in a $1,000 principal amount of the Company’s 8% senior notes due 2014 (the “Senior Notes”).

The Company allocated proceeds received upon issuance of the Equity Units based on relative fair values at the time of issuance. The fees associated with the remarketing (described below) were allocated such that 1% of the 6% of underwriting commissions paid to the debt were allocated as deferred charges based on commissions paid for similar debt issuances, but including factors for market conditions at the time of the offering and the Company’s credit rating, and the deferred charges will be amortized using the effective interest rate method over the life of the notes until April 30, 2014.

The Company successfully completed the remarketing of the Senior Notes in March 2012, pursuant to which the interest rate on the Senior Notes was reset and certain other terms of the Senior Notes were modified. On March 15, 2012, the coupon was reset to 3.854% with a yield of 2.875% per annum which will be applicable until final maturity on April 30, 2014. Autoliv did not receive any proceeds from the remarketing until the settlement of the forward stock purchase contracts on April 30, 2012. On April 30, 2012, Autoliv settled the 4,250,920 purchase contracts still outstanding following the repurchase of 2.3 million Equity Units in 2010. The purchase contracts by issuing approximately 5.8 million shares of common stock in exchange for $106,273,000 in proceeds generated by the maturity of the U.S. Treasury securities purchased following the remarketing. The settlement of the purchase contracts concluded Autoliv’s equity obligations under the Equity Units.

SHARE REPURCHASE PROGRAM

In 2007, the Board of Directors approved an expansion of the Company’s existing Stock Repurchase Program under which it repurchased shares through September 2008. During the fourth quarter 2013, the Company reactivated the share repurchase program. The maximum number of shares that may yet be purchased under the Stock Repurchase Program amounted to 1,551,693 shares at December 31, 2013. In January, 2014, the Board of Directors approved an additional 10 million shares for repurchase as part of the Company’s share repurchase program (for a total of approximately 11.6 million shares together with the existing authorization). There is no expiration date for the share repurchase authorization.

SHARES	2013	2012	2011
Shares repurchased (shares in millions)	1.6	—	—
Cash paid for shares	$147.9	$—	$—

In total, Autoliv has repurchased 35.9 million shares between May 2000 and December 2013 for cash of $1,621.1 million, including commissions. Of the total amount of repurchased shares, 14.7 million shares were utilized for the equity offering in 2009, 3.1 million and 5.8 million shares were utilized for the repurchase of equity units in second quarter of 2010 and the settlement of the Equity Units in the second quarter of 2012. In addition, 4.0 million shares have been utilized by the Stock Incentive Plan whereof 0.5 million, 0.4 million and 0.3 million were utilized during 2013, 2012 and 2011, respectively. At December 31, 2013, 8.4 million of the repurchased shares remain in treasury stock.